Fair value measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements	Fair value measurements
Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, establishes a framework for measuring fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described as follows:

Level 1 Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 Inputs to the valuation methodology include
•    quoted prices for similar assets and liabilities in active markets;
•    quoted prices for identical or similar assets or liabilities in inactive markets;
•    inputs other than quoted prices that are observable for the asset or liability; or
•    inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The following is a description of the techniques and inputs used for each major class of assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024.

Employer common stock: Valued at the closing price reported on the active market on which the individual securities are traded and are classified within Level 1 of the valuation hierarchy.

Mutual funds: Valued at the closing price reported on the active market on which the individual securities are traded and are classified within Level 1 of the valuation hierarchy.

Self-managed brokerage: Accounts primarily consist of mutual funds and common stocks that are valued on the basis of readily determinable market prices and are classified within Level 1 of the valuation hierarchy.

Collective investment trusts: Valued at their respective Net Asset Value (“NAV”) as reported by such trust. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the trust will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the Galliard Stable Return Fund—one of the collective investment trusts in the Plan—the trust’s trustee may, at its sole discretion, impose a prior notice period of up to 12 months for any Employer-initiated withdrawal of assets. All other collective investment trusts held by the Plan do not impose such redemption restrictions. The Plan does not have any contractual obligations to further invest in these trusts. These investments are not classified within the valuation hierarchy, but presented for reconciliation purposes only.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024:

	Assets at fair value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$220,363,909	$—	$—	$220,363,909
Employer common stock	14,736,081	—	—	14,736,081
Self-managed brokerage	21,314,511	—	—	21,314,511
	$256,414,501	$—	$—	256,414,501
Collective investment trusts measured at net asset value				801,537,499
				$1,057,952,000

	Assets at fair value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$211,379,888	$—	$—	$211,379,888
Employer common stock	11,281,195	—	—	11,281,195
Self-managed brokerage	21,475,935	—	—	21,475,935
	$244,137,018	$—	$—	244,137,018
Collective investment trusts measured at net asset value				659,376,341
				$903,513,359